SCGC - STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - Southern California Gas Company Retirement Savings Plan 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
NON-INTEREST BEARING CASH	$ 523	$ 49
INVESTMENT:
Plan interest in Master Trust, at fair value	3,193,465	3,012,991
RECEIVABLES:
Notes receivable from participants	66,725	65,272
Dividends	4,378	4,721
Total receivables	71,103	69,993
TOTAL ASSETS	3,265,091	3,083,033
LIABILITIES
LIABILITIES	0	0
NET ASSETS AVAILABLE FOR BENEFITS	$ 3,265,091	$ 3,083,033